Stock options (Details Narrative)	3 Months Ended
	Nov. 30, 2021 USD ($) shares	Nov. 30, 2020 USD ($) shares	Oct. 06, 2021	Aug. 31, 2021 shares	Aug. 31, 2020 shares
IfrsStatementLineItems [Line Items]
Number of common shares reserved and available for grant, percentage			10.00%
Number of stok options, outstanding	702,938	250,768		692,938	253,121
Number of stok options, exercisable	181,936				209,950
Shares based compensation expenses | $	$ 841,712	$ 49,054
Board of Directors [Member]
IfrsStatementLineItems [Line Items]
Options exercisable, remaining contractual term, end of period	10 years